Material accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Internally generated
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years